ERShares Global Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% Shares Fair Value
Argentina — 0.65%
Consumer Discretionary — 0.65%
MercadoLibre, Inc.
(a)
328 $ 271,512
Total Argentina 271,512
Australia — 3.33%
Communications — 0.50%
SEEK Ltd. 17,067 209,258
Consumer Discretionary — 0.60%
Flight Centre Travel Group Ltd.
(a)
27,630 251,294
Health Care — 0.40%
Telix Pharmaceuticals Ltd.
(a)
54,451 164,729
Materials — 0.41%
Fortescue Metals Group Ltd. 15,754 169,480
Technology — 1.42%
Atlassian Corp. PLC, Class A
(a)
665 140,042
Technology One Ltd. 33,491 227,057
WiseTech Global Ltd. 6,656 221,370
588,469
Total Australia 1,383,230
Bermuda — 0.66%
Consumer Discretionary — 0.20%
Luk Fook Holdings International Ltd. 35,753 84,353
Financials — 0.46%
Enstar Group, Ltd.
(a)
1,130 191,637
Total Bermuda 275,990
Canada — 4.61%
Communications — 0.60%
Shopify, Inc., Class A
(a)
9,266 249,626
Consumer Discretionary — 1.58%
Linamar Corporation 5,491 213,929
Richelieu Hardware Ltd. 9,152 253,987
Spin Master Corp. 6,344 190,941
658,857
Energy — 0.30%
Vermilion Energy, Inc. 5,795 124,129
Financials — 0.58%
Fairfax Financial Holdings Ltd. 301 137,492
Onex Corporation 2,259 103,630
241,122
Materials — 0.38%
First Majestic Silver Corp. 7,868 60,157
First Quantum Minerals Ltd. 3,033 51,496

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
Canada — 4.61% (continued)
Materials — 0.38% (continued)
Franco-Nevada Corp. 398 $ 47,553
159,206
Real Estate — 0.70%
FirstService Corp. 767 91,313
Mainstreet Equity Corp.
(a)
1,548 118,804
Tricon Residential, Inc. 9,287 80,352
290,469
Technology — 0.47%
Topicus.com, Inc.
(a)
4,025 193,562
Total Canada 1,916,971
Cayman Islands — 4.97%
Consumer Discretionary — 3.11%
NagaCorp Ltd.
(a)
660,983 434,499
Yadea Group Holdings Ltd. 536,125 860,567
1,295,066
Consumer Staples — 0.54%
Herbalife Nutrition Ltd.
(a)
11,219 223,146
Financials — 0.61%
FinVolution Group - ADR 41,160 176,165
Value Partners Group Ltd. 335,995 79,615
255,780
Health Care — 0.07%
Essex Bio-technology Ltd. 63,000 27,368
Materials — 0.64%
Xinyi Glass Holdings Ltd. 181,986 264,760
Total Cayman Islands 2,066,120
China — 3.81%
Communications — 0.84%
Bilibili, Inc. - ADR
(a)
6,219 95,275
Vnet Group, Inc. - ADR
(a)(b)
28,491 156,701
Weimob, Inc.
(a)
274,851 97,340
349,316
Consumer Discretionary — 0.57%
Bosideng International Holdings, Ltd. 342,426 169,693
NIO, Inc. - ADR
(a)
1,945 30,673
Niu Technologies - ADR
(a)
8,276 33,931
234,297
Energy — 0.48%
Daqo New Energy Corp. - ADR
(a)
2,316 122,933
JinkoSolar Holding Co., Ltd. - ADR
(a)
1,409 78,045
200,978
Financials — 0.25%
Futu Holdings Ltd. - ADR
(a)
2,841 105,941

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
China — 3.81% (continued)
Health Care — 1.34%
BeiGene Ltd. - ADR
(a)
1,652 $ 222,722
Sino Biopharmaceutical Ltd. 708,579 333,091
555,813
Technology — 0.33%
Kingsoft Corp. Ltd. 51,538 137,222
Total China 1,583,567
Denmark — 0.89%
Health Care — 0.64%
Genmab A/S
(a)
819 265,662
Technology — 0.25%
Netcompany Group A/S
(a)
3,127 105,594
Total Denmark 371,256
France — 1.27%
Communications — 0.19%
Ubisoft Entertainment S.A.
(a)
2,880 79,923
Consumer Staples — 0.39%
Danone S.A. - ADR 17,169 161,646
Technology — 0.69%
Teleperformance 1,124 287,361
Total France 528,930
Germany — 0.57%
Communications — 0.31%
Delivery Hero S.E.
(a)
3,490 129,751
Energy — 0.26%
VERBIO Vereinigte BioEnergie AG 1,823 108,076
Total Germany 237,827
Hong Kong — 0.80%
Industrials — 0.80%
Techtronic Industries Co. Ltd. 34,252 330,971
Total Hong Kong 330,971
Ireland — 0.94%
Health Care — 0.58%
Jazz Pharmaceuticals PLC
(a)
1,821 242,721
Industrials — 0.36%
Cimpress PLC
(a)
6,049 148,080
Total Ireland 390,801

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
Isle Of Man — 0.67%
Consumer Discretionary — 0.67%
Entain plc 22,903 $ 277,755
Total Isle Of Man 277,755
Israel — 2.22%
Communications — 1.10%
Fiverr International Ltd.
(a)
4,102 125,480
Wix.com Ltd.
(a)
4,254 332,790
458,270
Technology — 1.12%
Check Point Software Technologies Ltd.
(a)
1,603 179,568
Radware Ltd.
(a)
13,192 287,454
467,022
Total Israel 925,292
Italy — 0.34%
Communications — 0.34%
Digital Bros SpA 6,448 142,924
Total Italy 142,924
Japan — 0.71%
Communications — 0.40%
GMO internet, Inc. 9,504 167,320
Industrials — 0.31%
VisasQ, Inc.
(a)
9,287 130,004
Total Japan 297,324
Jersey — 0.57%
Communications — 0.57%
Gambling.com Group Ltd.
(a)
31,302 237,895
Total Jersey 237,895
Luxembourg — 0.32%
Communications — 0.32%
Spotify Technology SA
(a)
1,556 134,283
Total Luxembourg 134,283
Marshall Islands — 0.11%
Industrials — 0.11%
Star Bulk Carriers Corp. 2,664 46,567
Total Marshall Islands 46,567
Netherlands — 0.57%
Technology — 0.57%
Adyen NV - ADR
(a)
18,840 235,877
Total Netherlands 235,877

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
Singapore — 1.00%
Communications — 0.21%
Sea Ltd. - ADR
(a)
1,576 $ 88,335
Consumer Staples — 0.79%
Wilmar International Ltd. 123,149 329,266
Total Singapore 417,601
Sweden — 1.76%
Communications — 0.42%
Embracer Group A.B.
(a)
29,457 176,358
Consumer Discretionary — 0.82%
Evolution Gaming Group A.B. 4,269 341,085
Financials — 0.46%
EQT A.B. 9,632 190,139
Technology — 0.06%
Sinch A.B.
(a)
17,102 23,199
Total Sweden 730,781
Switzerland — 1.78%
Consumer Discretionary — 0.26%
Cie Financiere Richemont SA 1,112 106,254
Financials — 0.34%
Partners Group Holding AG 174 141,889
Health Care — 0.90%
CRISPR Therapeutics AG
(a)
5,693 372,037
Technology — 0.28%
Sensirion Holding AG
(a)
1,442 118,524
Total Switzerland 738,704
United Kingdom — 1.74%
Financials — 0.37%
Hargreaves Lansdown PLC 15,851 153,502
Industrials — 0.86%
HomeServe PLC 26,969 356,580
Materials — 0.51%
Antofagasta plc 17,019 212,003
Total United Kingdom 722,085
United States — 54.62%
Communications — 6.76%
Airbnb, Inc., Class A
(a)
2,250 236,340
Alphabet, Inc., Class A
(a)
6,580 629,376
DISH Network Corp., Class A
(a)
11,437 158,174
Meta Platforms, Inc., Class A
(a)
3,484 472,709
Omnicom Group, Inc. 5,041 318,037

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
United States — 54.62% (continued)
Communications — 6.76% (continued)
Playtika Holding, Corp.
(a)
27,135 $ 254,798
Roku, Inc.
(a)
2,637 148,727
Trade Desk, Inc. (The), Class A
(a)
4,718 281,901
ZoomInfo Technologies, Inc., Class A
(a)
7,443 310,075
2,810,137
Consumer Discretionary — 4.20%
Advance Auto Parts, Inc. 461 72,073
Amazon.com, Inc.
(a)
4,204 475,052
Chipotle Mexican Grill, Inc.
(a)
138 207,381
Copart, Inc.
(a)
1,068 113,635
Starbucks Corp. 1,998 168,351
Tesla, Inc.
(a)
1,026 272,147
TJX Cos., Inc. (The) 2,186 135,794
Ulta Beauty, Inc.
(a)
763 306,108
1,750,541
Consumer Staples — 2.79%
Boston Beer Company, Inc. (The), Class A
(a)
291 94,182
Brown-Forman Corp., Class B 781 51,991
Constellation Brands, Inc., Class A 854 196,147
Costco Wholesale Corp. 182 85,953
e.l.f. Beauty, Inc.
(a)
5,721 215,224
Inter Parfums, Inc. 1,522 114,850
Monster Beverage Corp.
(a)
3,508 305,056
Walgreens Boots Alliance, Inc. 3,043 95,550
1,158,953
Energy — 2.95%
Chesapeake Energy Corp. 267 25,154
Chevron Corp. 873 125,424
Continental Resources, Inc. 2,281 152,394
Enphase Energy, Inc.
(a)
1,136 315,206
Kinder Morgan, Inc. 7,763 129,176
SolarEdge Technologies, Inc.
(a)
921 213,175
Valero Energy Corp. 1,583 169,144
W&T Offshore, Inc.
(a)
16,514 96,772
1,226,445
Financials — 5.97%
Apollo Global Management Inc. 4,949 230,129
Ares Management Corp., Class A 5,656 350,389
BlackRock, Inc. 337 185,444
Blackstone Group L.P. (The), Class A 2,716 227,329
Capital One Financial Corp. 1,299 119,729
Charles Schwab Corp. (The) 2,297 165,085
Citizens Financial Group, Inc. 5,912 203,136
First Republic Bank 433 56,528
Icahn Enterprises, L.P. 1,634 81,147
Intercontinental Exchange, Inc. 1,714 154,860
Pinnacle Financial Partners, Inc. 3,221 261,223

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
United States — 54.62% (continued)
Financials — 5.97% (continued)
Signature Bank 1,592 $ 240,392
Western Alliance Bancorp 3,144 206,687
2,482,078
Health Care — 5.97%
Amedisys, Inc.
(a)
1,910 184,869
Danaher Corp. 985 254,416
Exelixis, Inc.
(a)
4,059 63,645
Globus Medical, Inc., Class A
(a)
5,974 355,871
HCA Healthcare, Inc. 1,304 239,662
Invitae Corp.
(a)
31,287 76,966
Regeneron Pharmaceuticals, Inc.
(a)
478 329,279
ResMed, Inc. 1,776 387,701
Royalty Pharma PLC, Class A 5,828 234,169
Seagen, Inc.
(a)
1,567 214,413
United Therapeutics Corp.
(a)
675 141,332
2,482,323
Industrials — 1.09%
Cintas Corp. 272 105,588
Cognex Corp. 8,397 348,056
453,644
Materials — 0.26%
Steel Dynamics, Inc. 1,548 109,831
Real Estate — 1.22%
Alexandria Real Estate Equities, Inc. 974 136,545
Extra Space Storage, Inc. 1,049 181,173
Medical Properties Trust, Inc. 16,223 192,405
510,123
Technology — 23.41%
Apple, Inc. 3,061 423,030
Arista Networks, Inc.
(a)
4,123 465,445
Asana, Inc., Class A
(a)
14,047 312,265
Bentley Systems, Inc. 11,511 352,121
Bill.com Holdings, Inc.
(a)
917 121,383
Block, Inc., Class A
(a)
4,513 248,170
Cloudflare, Inc., Class A
(a)
5,398 298,563
CoStar Group, Inc.
(a)
5,818 405,223
Crowdstrike Holdings, Inc., Class A
(a)
1,794 295,669
Datadog, Inc.
(a)
3,161 280,634
DocuSign, Inc.
(a)
2,237 119,612
EPAM Systems, Inc.
(a)
722 261,501
FleetCor Technologies, Inc.
(a)
1,051 185,155
Fortinet, Inc.
(a)
7,189 353,196
HubSpot, Inc.
(a)
1,049 283,356
Juniper Networks, Inc. 8,922 233,043
Microchip Technology, Inc. 3,211 195,967
Microsoft Corp. 2,025 471,623

ERShares Global Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 88.91% (continued) Shares Fair Value
United States — 54.62% (continued)
Technology — 23.41% (continued)
Monolithic Power Systems, Inc. 685 $ 248,929
NVIDIA Corp. 3,866 469,294
Okta, Inc.
(a)
3,039 172,828
Oracle Corp. 2,190 133,743
PagerDuty, Inc.
(a)
6,462 149,078
Palo Alto Networks, Inc.
(a)
1,830 299,736
Paycom Software, Inc.
(a)
509 167,965
Qualcomm, Inc. 1,453 164,160
Salesforce.com, Inc.
(a)
2,541 365,497
Snowflake, Inc., Class A
(a)
1,692 287,572
SS&C Technologies Holdings, Inc. 2,273 108,536
Synopsys, Inc.
(a)
675 206,219
Twilio, Inc., Class A
(a)
3,897 269,439
Ubiquiti, Inc. 852 250,113
Unity Software, Inc.
(a)
3,073 97,906
Veeva Systems, Inc., Class A
(a)
1,355 223,412
VMware, Inc., Class A 2,611 277,967
Workday, Inc., Class A
(a)
1,570 238,985
Zoom Video Communications, Inc., Class A
(a)
1,736 127,752
Zscaler, Inc.
(a)
1,035 170,123
9,735,210
Total United States 22,719,285
Total  Common Stocks
  (Cost $46,050,803) 36,983,548
Money Market Funds - 11.36%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
2.48%
(c)
4,572,765 4,572,765
Invesco Government & Agency Portfolio, Institutional Class, 2.33%
(c)(d)
151,567 151,567
Total Money Market Funds
    (Cost $4,724,332) 4,724,332
Total Investments — 100.27%
    (Cost $50,775,135) 41,707,880
Liabilities in Excess of Other Assets  —  (0.27)% (110,452)
Net Assets — 100.00% $ 41,597,428
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2022.
(c) Rate disclosed is the seven day effective yield as of September 30, 2022.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $156,695.
ADR - American Depositary Receipt.

ERShares US Small Cap Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
Common Stocks — 94.39% Shares Fair Value
Communications — 4.88%
Cargurus, Inc.
(a)
18,366 $ 260,246
Eventbrite, Inc., Class A
(a)
68,812 418,377
HealthStream, Inc.
(a)
18,266 388,335
IMAX Corp.
(a)
19,674 277,797
Match Group, Inc.
(a)
6,708 320,307
Shutterstock, Inc. 16,100 807,737
World Wrestling Entertainment, Inc., Class A 7,568 531,047
Yelp, Inc.
(a)
26,606 902,209
3,906,055
Consumer Discretionary — 12.46%
1-800-Flowers.com, Inc., Class A
(a)
72,968 473,562
2U, Inc.
(a)
15,789 98,681
Advance Auto Parts, Inc. 1,316 205,743
Arhaus, Inc.
(a)
84,184 593,497
AutoNation, Inc.
(a)
6,690 681,510
Bloomin' Brands, Inc. 32,145 589,218
Carriage Services, Inc. 14,052 451,913
Cheesecake Factory, Inc. (The) 17,841 522,384
Cinemark Holdings, Inc.
(a)
20,602 249,490
DraftKings, Inc., Class A
(a)(b)
3,913 59,243
Funko, Inc., Class A
(a)
45,593 921,891
GrowGeneration Corp.
(a)
74,105 259,368
Liquidity Services, Inc.
(a)
68,143 1,108,006
Niu Technologies - ADR
(a)
11,208 45,953
OneWater Marine, Inc.
(a)
17,113 515,272
PC Connection, Inc. 9,010 406,261
RealReal, Inc. (The)
(a)
84,464 126,696
Rush Street Interactive, Inc.
(a)
22,632 83,286
Shake Shack, Inc., Class A
(a)
11,511 517,765
Signet Jewelers Ltd. 11,130 636,525
Sonic Automotive, Inc., Class A 16,338 707,434
Thor Industries, Inc. 3,210 224,636
XPEL, Inc.
(a)
7,443 479,627
9,957,961
Consumer Staples — 3.70%
Chefs' Warehouse, Inc. (The)
(a)
7,223 209,250
e.l.f. Beauty, Inc.
(a)
14,363 540,336
Five Below, Inc.
(a)
1,694 233,213
Inter Parfums, Inc. 3,323 250,754
J&J Snack Foods Corp. 2,419 313,188
Utz Brands, Inc. 39,936 603,033
Vita Coco Company, Inc. (The)
(a)
71,218 811,173
2,960,947
Energy — 2.50%
Ameresco, Inc., Class A
(a)
12,677 842,767
Antero Resources Corp.
(a)
6,627 202,322
Chesapeake Energy Corp. 1,584 149,229

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 94.39% (continued) Shares Fair Value
Energy — 2.50% (continued)
Daqo New Energy Corp. - ADR
(a)
1,458 $ 77,391
Matador Resources Co. 3,657 178,900
Vermilion Energy, Inc. 15,854 339,593
W&T Offshore, Inc.
(a)
35,276 206,717
1,996,919
Financials — 7.27%
B. Riley Financial, Inc. 5,298 235,867
Credit Acceptance Corp.
(a)
530 232,140
Customers Bancorp, Inc.
(a)
8,174 240,970
Evercore, Inc., Class A 3,869 318,225
Futu Holdings Ltd. - ADR
(a)
2,444 91,136
Grid Dynamics Holdings, Inc.
(a)
20,041 375,369
HCI Group, Inc. 3,020 118,384
Houlihan Lokey, Inc. 2,691 202,848
Kinsale Capital Group, Inc. 2,385 609,176
Live Oak Bancshares, Inc. 5,728 175,277
Moelis & Co., Class A 8,614 291,239
Palomar Holdings, Inc.
(a)
12,391 1,037,374
Pinnacle Financial Partners, Inc. 4,167 337,943
Preferred Bank 3,723 242,851
Robinhood Markets, Inc., Class A
(a)
9,403 94,970
Signature Bank 1,867 281,917
Stifel Financial Corp. 2,463 127,854
Triumph Bancorp, Inc.
(a)
4,053 220,281
Trupanion, Inc.
(a)
9,662 574,213
5,808,034
Health Care — 28.76%
10X Genomics, Inc., Class A
(a)
1,438 40,954
ACADIA Pharmaceuticals, Inc.
(a)
21,054 344,443
Alector, Inc.
(a)
78,533 742,923
Alkermes PLC
(a)
25,065 559,701
Allogene Therapeutics, Inc.
(a)
18,541 200,243
Amedisys, Inc.
(a)
4,578 443,105
Amphastar Pharmaceuticals, Inc.
(a)
14,669 412,199
Apellis Pharmaceuticals, Inc.
(a)
13,959 953,401
Arcus Biosciences, Inc.
(a)
8,069 211,085
Arrowhead Pharmaceuticals, Inc.
(a)
21,862 722,539
Arvinas, Inc.
(a)
8,010 356,365
Beam Therapeutics, Inc.
(a)
11,183 532,758
Berkeley Lights, Inc.
(a)
13,518 38,661
Blueprint Medicines Corp.
(a)
7,071 465,908
Bridgebio Pharma, Inc.
(a)
33,879 336,757
Castle Biosciences, Inc.
(a)
13,792 359,695
Catalyst Pharmaceuticals, Inc.
(a)
118,603 1,521,677
Cerus Corporation
(a)
12,834 46,202
Compugen Ltd.
(a)
51,400 33,770
CRISPR Therapeutics AG
(a)
7,731 505,221
Eagle Pharmaceuticals, Inc.
(a)
11,751 310,461

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 94.39% (continued) Shares Fair Value
Health Care — 28.76% (continued)
Ensign Group, Inc. (The) 11,439 $ 909,400
Exact Sciences Corp.
(a)
1,642 53,349
Exelixis, Inc.
(a)
17,525 274,792
Fate Therapeutics, Inc.
(a)
19,810 443,942
Ginkgo Bioworks Holdings, Inc.
(a)(b)
50,033 156,103
Globus Medical, Inc., Class A
(a)
14,063 837,733
Inotiv, Inc.
(a)
21,816 367,600
Intellia Therapeutics, Inc.
(a)
11,668 652,941
Invitae Corp.
(a)
38,619 95,003
iRadimed Corp. 20,370 612,322
Kodiak Sciences, Inc.
(a)
45,063 348,788
Krystal Biotech, Inc.
(a)
5,144 358,537
LeMaitre Vascular, Inc. 17,459 884,822
LHC Group, Inc.
(a)
2,099 343,522
Madrigal Pharmaceuticals, Inc.
(a)
8,162 530,448
MEDNAX, Inc.
(a)
36,898 609,186
Merit Medical Systems, Inc.
(a)
14,949 844,768
Pacific Biosciences of California, Inc.
(a)
9,386 54,486
Paragon 28, Inc.
(a)
17,249 307,377
Relay Therapeutics, Inc.
(a)
14,652 327,765
Seer, Inc.
(a)
23,387 181,015
Select Medical Holdings Corp. 33,072 730,891
ShockWave Medical, Inc.
(a)
4,342 1,207,380
Supernus Pharmaceuticals, Inc.
(a)
22,290 754,518
Teladoc Health, Inc.
(a)
1,925 48,799
Twist Bioscience Corp.
(a)
18,678 658,213
Veracyte, Inc.
(a)
2,646 43,924
Vir Biotechnology, Inc.
(a)
12,066 232,632
Zynex, Inc. 108,100 980,467
22,988,791
Industrials — 8.66%
AAON, Inc. 11,821 636,915
Allegiant Travel Co.
(a)
4,629 337,824
Bloom Energy Corp., Class A
(a)
34,343 686,517
Clean Harbors, Inc.
(a)
8,519 936,920
Enovis Corp.
(a)
8,788 404,863
ESAB Corporation 8,572 285,962
Forrester Research, Inc.
(a)
10,937 393,841
Hillenbrand, Inc. 10,358 380,346
Insperity, Inc. 7,464 762,000
Napco Security Technologies, Inc.
(a)
46,835 1,361,962
Titan Machinery, Inc.
(a)
22,088 624,207
TuSimple Holdings, Inc., Class A
(a)
15,073 114,555
6,925,912
Materials — 2.02%
Element Solutions, Inc. 18,932 308,024
Encore Wire Corp. 3,922 453,148
First Majestic Silver Corp. 21,040 160,325

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 94.39% (continued) Shares Fair Value
Materials — 2.02% (continued)
Franco-Nevada Corp. 2,255 $ 269,427
Graphic Packaging Holding Co. 21,449 423,403
1,614,327
Real Estate — 1.24%
eXp World Holdings, Inc.
(b)
34,645 388,370
Gladstone Land Corp. 13,163 238,250
Legacy Housing Corp.
(a)
2,439 41,829
Newmark Group, Inc., Class A 39,865 321,312
989,761
Technology — 22.90%
Altair Engineering, Inc., Class A
(a)
16,699 738,430
Ambarella, Inc.
(a)
4,266 239,664
Appfolio, Inc., Class A
(a)
7,279 762,257
Appian Corporation
(a)
4,211 171,935
Asana, Inc., Class A
(a)
32,016 711,716
Box, Inc., Class A
(a)
27,479 670,213
Coherent Corp.
(a)
10,241 356,899
CS Disco, Inc.
(a)
18,190 181,900
Domo, Inc.
(a)
12,590 226,494
ExlService Holdings, Inc.
(a)
5,994 883,276
Fastly, Inc.
(a)
29,265 268,067
Gitlab, Inc.
(a)
8,604 440,697
Impinj, Inc.
(a)
15,708 1,257,111
Intapp, Inc.
(a)
10,180 190,061
JFrog Ltd
(a)
5,075 112,208
Lattice Semiconductor Corp.
(a)
12,365 608,482
Materialise NV - ADR
(a)(b)
4,800 51,408
MaxLinear, Inc.
(a)
16,042 523,290
Omnicell, Inc.
(a)
8,512 740,799
PagerDuty, Inc.
(a)
33,103 763,686
Phreesia, Inc.
(a)
20,007 509,778
PubMatic, Inc.
(a)
47,468 789,394
Pure Storage, Inc., Class A
(a)
15,413 421,854
R1 RCM, Inc.
(a)
27,514 509,834
Rapid7, Inc.
(a)
10,555 452,810
Repay Holdings Corporation
(a)
21,832 154,134
Sanmina Corp.
(a)
18,637 858,793
Schrodinger, Inc.
(a)
8,148 203,537
Signify Health, Inc.
(a)
4,348 126,744
Sprout Social, Inc., Class A
(a)
12,521 759,774
Super Micro Computer, Inc.
(a)
13,008 716,351
TaskUS, Inc.
(a)
22,156 356,712
Tenable Holdings, Inc.
(a)
20,073 698,540
TTEC Holdings, Inc. 7,756 343,668
Upstart Holdings, Inc.
(a)(b)
2,749 57,152
Vicor Corp.
(a)
14,439 853,922
Wolfspeed, Inc.
(a)
2,145 221,707

ERShares US Small Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 94.39% (continued) Shares Fair Value
Technology — 22.90% (continued)
Zuora, Inc.
(a)
50,396 $ 371,922
18,305,219
Total  Common Stocks
  (Cost $83,008,264) 75,453,926
Money Market Funds - 6.54%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
2.48%
(c)
4,519,173 4,519,173
Invesco Government & Agency Portfolio, Institutional Class, 2.33%
(c)(d)
707,231 707,231
Total Money Market Funds
    (Cost $5,226,404) 5,226,404
Total Investments — 100.93%
    (Cost $88,234,668) 80,680,330
Liabilities in Excess of Other Assets  —  (0.93)% (744,538)
Net Assets — 100.00% $ 79,935,792
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2022.
(c) Rate disclosed is the seven day effective yield as of September 30, 2022.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $732,681.

ERShares US Large Cap Fund
Schedule of Investments
September 30, 2022 - (Unaudited)
Common Stocks — 90.96% Shares Fair Value
Communications — 10.66%
Alphabet, Inc., Class A
(a)
13,140 $ 1,256,842
DISH Network Corp., Class A
(a)
7,612 105,274
Meta Platforms, Inc., Class A
(a)
6,786 920,724
Playtika Holding, Corp.
(a)
15,532 145,845
Roku, Inc.
(a)
2,525 142,410
Trade Desk, Inc. (The), Class A
(a)
3,755 224,361
2,795,456
Consumer Discretionary — 12.12%
Advance Auto Parts, Inc. 942 147,272
Amazon.com, Inc.
(a)
6,123 691,899
Chipotle Mexican Grill, Inc.
(a)
284 426,784
Copart, Inc.
(a)
1,709 181,838
Etsy, Inc.
(a)
3,988 399,318
Freshpet, Inc.
(a)
2,898 145,161
RH
(a)
921 226,630
Starbucks Corp. 2,748 231,546
Tesla, Inc.
(a)
1,707 452,782
TJX Cos., Inc. (The) 4,454 276,683
3,179,913
Consumer Staples — 2.31%
Beyond Meat, Inc.
(a)(b)
5,793 82,087
Boston Beer Company, Inc. (The), Class A
(a)
341 110,365
Five Below, Inc.
(a)
1,478 203,476
Walgreens Boots Alliance, Inc. 6,715 210,851
606,779
Energy — 1.61%
Chevron Corp. 217 31,176
Continental Resources, Inc. 338 22,582
Enphase Energy, Inc.
(a)
1,230 341,288
Valero Energy Corp. 250 26,713
421,759
Financials — 6.08%
Ares Management Corp., Class A 3,361 208,214
BlackRock, Inc. 268 147,475
Credit Acceptance Corp.
(a)
291 127,458
Enstar Group, Ltd.
(a)
1,016 172,303
Icahn Enterprises, L.P. 9,207 457,305
Intercontinental Exchange, Inc. 1,410 127,394
W.R. Berkley Corporation 2,983 192,643
Western Alliance Bancorp 2,479 162,969
1,595,761
Health Care — 10.52%
Amedisys, Inc.
(a)
1,812 175,384
Danaher Corp. 728 188,035
Exact Sciences Corp.
(a)
3,150 102,344
Exelixis, Inc.
(a)
7,955 124,734
Globus Medical, Inc., Class A
(a)
4,200 250,194

ERShares US Large Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 90.96% (continued) Shares Fair Value
Health Care — 10.52% (continued)
Jazz Pharmaceuticals PLC
(a)
836 $ 111,430
Masimo Corp.
(a)
1,717 242,372
Regeneron Pharmaceuticals, Inc.
(a)
447 307,926
ResMed, Inc. 1,860 406,037
Royalty Pharma PLC, Class A 4,066 163,372
Seagen, Inc.
(a)
2,315 316,762
Teladoc Health, Inc.
(a)
6,427 162,924
United Therapeutics Corp.
(a)
998 208,961
2,760,475
Industrials — 2.53%
Cintas Corp. 963 373,827
Cognex Corp. 6,991 289,777
663,604
Materials — 1.27%
Franco-Nevada Corp. 1,310 156,519
Steel Dynamics, Inc. 2,506 177,801
334,320
Real Estate — 1.39%
Extra Space Storage, Inc. 796 137,477
Kimco Realty Corp. 12,367 227,677
365,154
Technology — 42.47%
Adobe, Inc.
(a)
929 255,661
Akamai Technologies, Inc.
(a)
2,202 176,865
Apple, Inc. 4,941 682,845
Arista Networks, Inc.
(a)
3,529 398,389
Bentley Systems, Inc. 2,226 68,093
Block, Inc., Class A
(a)
5,263 289,412
Cadence Design Systems, Inc.
(a)
1,339 218,833
Cloudflare, Inc., Class A
(a)
2,802 154,979
Crowdstrike Holdings, Inc., Class A
(a)
1,748 288,088
Datadog, Inc.
(a)
2,152 191,055
EPAM Systems, Inc.
(a)
1,274 461,431
FleetCor Technologies, Inc.
(a)
2,107 371,190
Fortinet, Inc.
(a)
11,141 547,356
Juniper Networks, Inc. 7,643 199,635
Microsoft Corp. 4,393 1,023,129
MongoDB, Inc.
(a)
628 124,696
Monolithic Power Systems, Inc. 661 240,207
NVIDIA Corp. 4,746 576,118
Omnicell, Inc.
(a)
3,725 324,187
Oracle Corp. 4,737 289,289
Palo Alto Networks, Inc.
(a)
1,563 256,004
Paycom Software, Inc.
(a)
926 305,571
Pure Storage, Inc., Class A
(a)
8,613 235,738
Qualcomm, Inc. 2,782 314,310
Salesforce.com, Inc.
(a)
3,487 501,570
SS&C Technologies Holdings, Inc. 6,808 325,082

ERShares US Large Cap Fund
Schedule of Investments (continued)
September 30, 2022 - (Unaudited)
Common Stocks — 90.96% (continued) Shares Fair Value
Technology — 42.47% (continued)
Synopsys, Inc.
(a)
1,787 $ 545,945
Twilio, Inc., Class A
(a)
2,981 206,106
Ubiquiti, Inc. 1,663 488,190
Veeva Systems, Inc., Class A
(a)
1,295 213,520
VMware, Inc., Class A 3,301 351,424
Workday, Inc., Class A
(a)
1,255 191,036
Zoom Video Communications, Inc., Class A
(a)
4,362 321,000
11,136,954
Total  Common Stocks
  (Cost $27,295,663) 23,860,175
Money Market Funds - 9.39%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
2.48%
(c)
2,379,405 2,379,405
Invesco Government & Agency Portfolio, Institutional Class, 2.33%
(c)(d)
83,579 83,579
Total Money Market Funds
    (Cost $2,462,984) 2,462,984
Total Investments — 100.35%
    (Cost $29,758,647) 26,323,159
Liabilities in Excess of Other Assets  —  (0.35)% (92,497)
Net Assets — 100.00% $ 26,230,662
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of September 30, 2022.
(c) Rate disclosed is the seven day effective yield as of September 30, 2022.
(d) All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $85,432.